Note 11 - Grant Revenue (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer, Including Assessed Tax	$ 81,526	$ 110,417	$ 385,501	$ 1,823,658
NIAID Grant [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 81,526	$ 110,417